Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 3,656,811	$ 2,839,121
Administrative expenses	251,257	204,472
Other operating costs	660,000	563,333
Vessel operating and voyage expenses	2,311,420	2,273,553
Total	$ 6,879,488	$ 5,880,479